UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:           811-05542

          BlackRock Income Trust, Inc.
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Income Trust, Inc.
                                        40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:          888-825-2257

Date of fiscal year end:          October 31, 2006
Date of reporting period:         January 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2006 (unaudited)

BlackRock Income Trust Inc. (BKT)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—141.5%
			Mortgage Pass-Through Securities—30.6%
AAA	$ 3,850	[2]	CWALT., Ser. 56, Class 1A1, 5.311%, 10/25/35	$3,888,663
			Federal Home Loan Mortgage Corp.,
	1,127	[2]	4.173%, 1/01/35	1,111,738
	1,050	[2]	4.96%, 10/01/34	1,023,588
	41	[2]	5.28%, 2/01/25	41,396
	11,202		5.50%,10/01/16-5/01/17	11,274,132
	39	[2]	5.551%, 11/01/30	39,333
	31	[2]	6.01%, 11/01/17	31,370
	76		6.50%, 5/01/29-5/01/30	78,439
	5		7.50%, 2/01/23	4,969
	67		8.00%, 11/01/15	69,253
	20		8.50%,10/01/26-3/01/08	21,637
	190		9.00%, 9/01/20	205,860
			Federal National Mortgage Assoc.,
	17,834	[3]	5.00%, 6/01/33-7/01/34	17,291,518
	14,953		5.00%, 6/01/33-11/01/35	14,456,238
	38,509		5.50%, 12/01/13-8/01/34	38,477,820
	2,588	[4]	5.50%, 9/01/17	2,607,269
	15,223	[4]	5.50%, 9/01/17-10/01/35	15,217,521
	6,687		6.00%, 11/01/31-8/01/34	6,759,045
	3,369		6.50%, 2/01/26-5/01/31	3,467,822
	5,377		7.00%, 6/01/26-1/01/32	5,584,185
	5,092		7.50%, 11/01/14-9/01/23	5,166,863
	255		8.00%, 5/01/08-5/01/22	261,124
	5		9.50%, 1/01/19-9/01/19	4,757
			Government National Mortgage Assoc.,
	95		7.00%, 10/15/17	100,083
	571		7.50%, 8/15/21-12/15/23	602,873
	321		8.00%, 10/15/22-2/15/29	346,420
	40		9.00%, 6/15/18-9/15/21	43,485

			Total Mortgage Pass-Through Securities	$128,177,401

			Federal Housing Administration Securities—2.2%
	512		General Motors Acceptance Corp. Colonial, 7.40%, 12/01/22	518,778
			General Motors Acceptance Corp. Projects,
	304		Ser. 51, 7.43%, 2/01/23	308,350
	1,024		Ser. 56, 7.43%, 11/01/22	1,037,986
	52		Merrill Projects, 7.43%, 5/15/23	53,165
	828		Reilly Project, 8.28%, 3/01/20	841,016
			USGI Projects,
	113		Ser. 87, 7.43%, 12/01/22	114,010
	450		Ser. 99,7.43%,	456,456
	5,824		Ser. 6094, 7.43%, 6/01/21	5,899,275

			Total Federal Housing Administration Securities	9,229,036

			Agency Multiple Class Mortgage Pass-Through Securities—19.4%
			Federal Home Loan Mortgage Corp.,
	5,403	[2]	Ser. 11, Class A9, 2.501%, 1/25/28	4,511,216
	1,000		Ser. 40, Class K, 6.50%, 8/17/24	1,029,862
	10		Ser. 1035, Class R, 488.321%, 1/15/21	—
	3,000		Ser. 1598, Class J, 6.50%, 10/15/08	3,052,260
	10,200		Ser. 2542, Class UC, 6.00%, 12/15/22	10,347,288
	12,238		Ser. 2758, Class KV, 5.50%, 5/15/23	12,166,789
	1,619		Ser. 2765, Class UA, 4.00%, 3/15/11	1,555,848

BlackRock Income Trust Inc. (BKT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Agency Multiple Class Mortgage Pass-Through Securities—(cont’d)
			Federal National Mortgage Assoc.,
	$ 7,825		Ser. 28, Class PB, 6.00%, 8/25/28	$7,865,600
	2,731		Ser. 29, Class HC, 7.50%, 7/25/30	2,837,657
	2,089		Ser. 31, Class ZG, 7.50%, 5/25/34	2,439,380
	8,349		Ser. 32, Class VT, 6.00%, 9/25/15	8,441,541
	112	[2]	Ser. 38, Class F, 8.325%, 4/25/21	118,413
	1,581		Ser. 60, Class PA, 5.50%, 4/25/34	1,581,978
	12,264		Ser. 135, Class PB, 6.00%, 1/25/34	12,370,697
	3,007		Freddie Mac Structured Pass, 5.50%, 6/15/35	3,012,448
			Government National Mortgage Assoc.,
	1,466		Ser. 5, Class Z, 7.00%, 5/16/26	1,510,958
	2,500		Ser. 33, Class PB, 6.50%, 7/20/31	2,561,410
	11,678		Ser. 75, Class IJ, 5.50%, 7/20/25	630,631
	5,152		Ser. 89. Class Pe, 6.00%, 10/20/34	5,038,000

			Total Agency Multiple Class Mortgage Pass-Through Securities	81,071,977

			Non-Agency Multiple Class Mortgage Pass-Through Securities—3.1%
	12,205		Residential Funding Securities Corp., 8.50%, 5/25/33	12,919,483
	76	[2,5]	Summit Mortgage Trust, 6.266%, 12/28/12	76,440

			Total Non-Agency Multiple Class Mortgage Pass-Through Securities	12,995,923

			Inverse Floating Rate Mortgage Securities—1.4%
			Federal Home Loan Mortgage Corp.,
	22	[2]	Ser. 1043, Class H, 24.188%, 2/15/21	25,245
	46	[2]	Ser. 1160, Class F, 20.506%, 10/15/21	46,454
	396	[2,4]	Ser. 1616, Class SB, 8.50%, 11/15/08	395,308
	1,269	[2]	Ser. 1688, Class S, 9.926%, 12/15/13	1,283,993
			Federal National Mortgage Assoc.,
	114	[2]	Ser. 38, Class SA, 10.186%, 4/25/21	116,584
	—	[2]	Ser. 46, Class S, 1,481.344%, 5/25/21	4,952
	—	[2]	Ser. 49, Class S, 563.55%, 12/25/21	3,944
	557	[2]	Ser. 72, Class S, 8.75%, 5/25/08	556,677
	170	[2]	Ser. 87, Class S, 14.675%, 8/25/21	201,447
	241	[2]	Ser. 93, Class S, 8.50%, 5/25/08	245,681
	1	[2]	Ser. 145, Class S, 20.191%, 10/25/06	993
	102	[2]	Ser. 170, Class SC, 9.00%, 9/25/08	102,503
	1,075	[2]	Ser. 196, Class SC, 8.313%, 10/25/08	1,080,579
	410	[2]	Ser. 214, Class SH, 6.497%, 12/25/08	395,997
	1,280	[2]	Ser. 247, Class SN, 10.00%, 12/25/23	1,294,800
	237	[2]	Kidder Peabody Acceptance Corp., 8.209%, 8/25/23	236,937

			Total Inverse Floating Rate Mortgage Securities	5,992,094

			Interest Only Asset-Backed Securities—1.7%
	188,837	[2]	CWALT, Inc., Ser. 79 CB, Class A2, 0.42%, 1/25/36	1,534,299
	4,377	[2,5]	Morgan Stanley Cap. Trust I, 1.729%, 6/15/17	49,293
			Sterling Coofs Trust,
	38,759	[2]	Ser. 1, 2.362%, 4/15/29	3,149,156
	33,705		Ser. 2, 1.00%, 3/30/30	2,527,875

			Total Interest Only Asset-Backed Securities	7,260,623

			Interest Only Mortgage-Backed Securities—9.0%
	3,296		ABN Amro Mortgage Corp., 5.50%, 3/25/33	122,661
	230		American Housing Trust, 3/25/19	4,999
	82,226	[2,6]	Commercial Mortgage Acceptance Corp., 0.918 11/15/17	903,939
	26,158	[2,5]	Credit Suisse First Boston Mortgage Securities Corp., 1.698%, 6/20/29	766,428
			Federal Home Loan Mortgage Corp.,
	7,426	[2]	Ser. 60, Class HS, 1.438%, 4/25/24	63,787
	—		Ser. 176, Class M, 1,010.00%, 7/15/21	95
	—		Ser. 192, Class U, 1,009.033%, 2/15/22	113
	41	[2]	Ser. 200, Class R, 108,521.505%, 12/15/22	413
	2,389		Ser. 204, 6.00%, 5/01/29	515,152

BlackRock Income Trust Inc. (BKT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Interest Only Mortgage-Backed Securities—(cont’d)
	$ —	[2]	Ser. 1054, Class I, 478.84%, 3/15/21	$402
	—		Ser. 1056, Class KD, 1,084.50%, 3/15/21	2,690
	—		Ser. 1057, Class J, 1,008.001%, 3/15/21	5,398
	1	[2]	Ser. 1148, Class E, 651.508%, 10/15/21	1,296
	—	[2]	Ser. 1179, Class O, 1,009.389%, 11/15/21	330
	—		Ser. 1221 Class H, 1,006.50%, 3/15/07	136
	428		Ser. 1706, Class IA, 7.00%, 10/15/23	23,313
	142		Ser. 1720, Class PK, 7.50%, 1/15/24	9,445
	5,411		Ser. 1914, Class PC, 0.75%, 12/15/11	65,902
	2,453	[2]	Ser. 2002, Class HJ, 3.00%, 10/15/08	19,133
	1,250	[2]	Ser. 2296, Class SA, 3.18%, 3/15/16	74,384
	695	[2]	Ser. 2444, Class ST, 3.40%, 9/15/29	35,176
	566		Ser. 2513, Class BI, 5.50%, 12/15/15	22,469
	1,913		Ser. 2542, Class MX, 5.50%, 5/15/22	305,669
	580		Ser. 2543, Class IM, 5.00%, 9/15/12	6,771
	3,821		Ser. 2545, Class NI, 5.50%, 3/15/22	506,538
	6,900	[2]	Ser. 2559, Class IO, 0.95%, 8/15/30	38,814
	6,452		Ser. 2561, Class EW, 5.00%, 9/15/16	726,857
	13,783		Ser. 2611, Class QI, 5.50%, 9/15/32	2,475,950
	12,955		Ser. 2633, Class PI, 4.50%, 3/15/12	407,968
	4,627		Ser. 2653, Class MI, 5.00%, 4/15/26	592,568
	7,986		Ser. 2658, Class PI, 4.50%, 6/15/13	530,570
	5,662		Ser. 2672, Class TQ, 5.00%, 3/15/23	418,447
	6,912		Ser. 2676, Class JI, 5.50%, 8/15/13	209,020
	3,633		Ser. 2687, Class IL, 5.00%, 9/15/18	573,014
	15,144		Ser. 2687, Class IQ, 5.50%, 9/15/22	652,262
	6,533		Ser. 2693, Class IB, 4.50%, 6/15/13	461,319
	3,636		Ser. 2694, Class LI, 4.50%, 7/15/19	380,857
	6,793		Ser. 2773, Class OX, 5.00%, 2/15/18	829,267
	15,188	[2]	Ser. 2779, Class YS, 2.58%, 1/15/33	978,098
	20,299	[2]	Ser. 2780, Class SM, 1.43%, 4/15/34	614,465
	13,324		Ser. 2786, Class PI, 4.50%, 10/15/10	366,268
	6,727		Ser. 2825, Class NI, 5.50%, 3/15/30	1,680,405
	42,909	[2]	Ser. 2990, Class WR, 2.006%, 6/15/35	2,876,218
			Federal National Mortgage Assoc.,
	305		Ser. 5, Class H, 9.00%, 1/25/22	54,299
	17		Ser. 7, Class 2, 8.50%, 4/01/17	3,371
	1	[2]	Ser. 7, Class S, 633.477%, 3/25/21	6,857
	2	[2]	Ser. 10, Class S, 612.955%, 5/25/21	18,421
	1		Ser. 12, Class C, 1,016.898%, 2/25/22	15,200
	1	[2]	Ser. 12, Class S, 648.144%, 5/25/21	15,835
	9,046		Ser. 13, Class IG, 5.00%, 10/25/22	580,183
	10,667		Ser. 16, Class PI, 5.00%, 11/25/12	429,471
	1	[2]	Ser. 17, Class S, 615.422%, 6/25/21	9,186
	103		Ser. 33, Class PV, 1,078.42%, 10/25/21	29,361
	2,621	[2]	Ser. 33, Class SG, 3.569%, 3/25/09	90,183
	9		Ser. 38, Class N, 1,008.50%, 4/25/21	989
	—		Ser. 50, Class G, 1,158.628%, 12/25/21	12,145
	1,022	[2]	Ser. 50, Class SI, 1.20%, 4/25/23	27,643
	7,372		Ser. 51, Class IE, 5.50%, 4/25/26	525,444
	6,044		Ser. 55, Class GI, 5.00%, 7/25/19	851,475
	850	[2]	Ser. 60, Class SB, 1.60%, 10/25/22	22,329
	833		Ser. 62, Class IC, 5.50%, 7/25/15	44,702
	6,752		Ser. 66, Class CI, 5.00%, 7/25/33	1,366,941
	3,390	[2]	Ser. 68, Class SC, .569%, 1/25/24	201,654
	5,677		Ser. 71, Class EI, 5.50%, 8/25/33	1,084,406
	1,827		Ser. 82, Class IR, 5.00%, 9/25/12	33,647
	—		Ser. 84, Class H, 1,100.633%, 8/25/06	10
	15,777		Ser. 88, Class TI, 4.50%, 11/25/13	760,753
	31		Ser. 89, Class 2, 8.00%, 6/01/18	6,055
	41,373	[2]	Ser. 90, Class JH, 2.17%, 11/25/34	1,845,648

BlackRock Income Trust Inc. (BKT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Interest Only Mortgage-Backed Securities—(cont’d)
	$ 17,515		Ser. 90, Class M, 6.00%, 1/25/28	$2,956,115
	9		Ser. 94, Class 2, 9.50%, 8/01/21	2,103
	—		Ser. 99, Class L, 930.00%, 8/25/21	6,344
	2,568		Ser. 122, Class IA, 4.00%, 9/25/09	34,594
	3,741		Ser. 122, Class IC, 5.00%, 9/25/18	599,884
	—		Ser. 123, Class M, 1,009.50%, 10/25/20	1,105
	43	[2]	Ser. 136, Class S, 15.557%, 11/25/20	52,212
	1		Ser. 139, Class PT, 648.35%, 10/25/21	7,947
	15	[2]	Ser. 141, Class SA, 16.875%, 8/25/07	1,291
	3,027	[2]	Ser. 199, Class SB, 2.969%, 10/25/23	148,217
	5,712		Ser. 602, Class BI, 5.50%, 10/25/22	860,121
	865		Ser. W4, 6.50%, 12/25/28	131,931
	119		First Boston Mortgage Securities Corp., 10.965%, 4/25/17	19,877
			First Horizon Alternative Mortgage Securities,
	97,363	[2]	Ser. FA7, Class 1A7, 0.34%, 10/25/35	669,369
	247,343	[2]	Ser. FA9, Class A2, 0.219%, 12/25/35	1,246,376
	24,130	[2]	General Motors Acceptance Corp., Commercial Mortgage Securities, Inc., 2.508%, 7/15/27	775,783
	11,933	[2,5]	Goldman Sachs Mortgage Securities Corp., 0.995%, 2/19/25	255,364
			Government National Mortgage Assoc.,
	2,498		Ser. 39, Class ID, 5.00%, 5/20/33	519,997
	3,140		Ser. 58, Class IT, 5.50%, 7/20/33	393,993
	25,202	[2]	Ser. 89, Classl SA, 1.33%, 10/16/33	916,339
	98		Kidder Peabody Acceptance Corp., 9.50%, 4/22/18	23,929
	70,209	[2]	MLCC Mortgage Investors Inc., 0.741%, 3/25/28	1,228,666
	2,346		Morgan Stanley Cap. Trust I, 5.00%, 5/25/19	327,191
	14,384		Small Business Administration, 1.381%, 4/01/15	719
	120,612	[2]	Vendee Mortgage Trust, 0.053%, 5/15/29	281,025

			Total Interest Only Mortgage-Backed Securities	37,765,706

			Principal Only Mortgage-Backed Securities—6.1%
			Countrywide Home Loans, Inc.,
	6,679	[7]	Ser. 26, Class PO, 4.944%, 8/25/33	5,178,153
	1,234	[7]	Ser. J4, Class PO, 5.142%, 6/25/33	986,973
	1,739	[7]	Ser. J5, Class PO, 4.911%, 7/25/33	1,321,040
	1,378	[7]	Ser. J8, Class PO, 4.787%, 9/25/23	1,061,474
			Drexel Burnham Lambert, Inc.,
	40	[7]	Ser. K, Class 1, 11.00%, 9/23/17	34,431
	453	[7]	Ser. V, Class 1, 11.50%, 9/01/18	404,063
			Federal Home Loan Mortgage Corp.,
	327	[7]	Ser. 8, Class A10, 6.737%, 11/15/28	256,599
	217	[7]	Ser. 1418, Class M, 7.50% 11/15/22	199,817
	577	[7]	Ser. 1571, Class G, 7.50%, 8/15/23	521,752
	2,849	[7]	Ser. 1691, Class B, 7.50%, 3/15/24	2,503,353
	294	[7]	Ser. 1739, Class B, 7.50%, 2/15/24	259,810
			Federal National Mortgage Assoc.,
	407	[7]	Ser. 2, Class KB, 8.00%, 1/25/23	325,661
	57	[7]	Ser. 7, Class J, 10.00%, 2/25/21	46,910
	1,245	[7]	Ser. 13, Class PR, 6.50%, 3/25/32	1,007,575
	154	[7]	Ser. 51, Class E, 8.00%, 2/25/23	126,857
	34	[7]	Ser. 70, Class A, 7.00%, 5/25/23	30,649
	70	[7]	Ser. 167, Class D, 8.50%, 10/25/17	65,663
	63	[7]	Ser. 203, Class 1, 8.00%, 2/01/23	53,247
	41	[7]	Ser. 228, Class 1, 7.00%, 5/01/23	34,541
	2,352	[7]	Ser. 249, Class B, 7.50%, 11/25/23	2,001,781
	340	[7]	Ser. 273, Class 1, 7.00%, 7/01/26	280,094
	6,017	[7]	Ser. 328, Class 1, 6.00%, 11/01/32	4,736,526
	4,574	[7]	Ser. 338, Class 1, 5.50%, 6/01/33	3,503,416
	459	[7]	Ser. W4, Class PO, 5.985%, 2/25/29	352,839
	370	[7]	MASTR Asset Securitization Trust, Ser. 3, Class 4A15, 5.65% 3/25/34	263,079
	26	[7]	Structured Mortgage Asset Residential Trust, Ser. 3C, 7.031% 4/25/24	23,854

			Total Principal Only Mortgage-Backed Securities	25,580,157

BlackRock Income Trust Inc. (BKT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Collateralized Mortgage Obligation Residuals—0.0%
			Collateralized Mortgage Obligation Trust,
	$ 1		Ser. 40, Class R, 580.50%, 4/01/18	$531
	—		Ser. 42, Class R, 6,000.00%, 10/01/14	10,332
			Federal Home Loan Mortgage Corp.,
	—	[2]	Ser. 19, Class R, 10,417.749%, 3/15/20	2,603
	—	[2]	Ser. 75, Class R, 9.50%, 1/15/21	6
	—	[2]	Ser. 75, Class RS, 15.874%, 1/15/21	6
	—	[2]	Ser. 173, Class R, 9.00%, 11/15/21	31
	—	[2]	Ser. 173, Class RS, 9.083%, 11/15/21	31
	13	[6]	Painewebber CMO Trust, 13.80%, 9/01/18	—

			Total Collateralized Mortgage Obligation Residuals	13,540

			Collateralized Mortgage Obligatons—23.8%
AAA	8,166		CWALT, Inc., Ser. 28 CB, Class 1A5, 5.50%, 8/25/35	8,155,959
	—	[2]	FBC Mortgage Securities Trust 16, 5.28%, 7/01/17	283,265
			Federal Home Loan Mortgage Corp.,
	324		Ser. 19, Class F, 8.50%, 3/15/20	324,134
	728		Ser. 1961 Class H, 6.50%, 5/15/12	741,485
	8,195		Ser. 2218 Class Z, 8.50%, 3/15/30	9,136,270
	15,138		Ser. 2461, Class Z, 6.50%, 6/15/32	15,510,187
	2,475		Ser. 2562 Class PG, 5.00%, 1/15/18	2,456,363
	948		Ser. 2582, Class TB, 3.50%, 10/15/21	942,657
	2,050		Ser. 2750, Class TC, 5.25%, 2/15/34	2,013,264
	3,511		Ser. 2806, Class VC, 6.00%, 12/15/19	3,571,104
	2,182		Ser. 2927, Class BZ, 5.50%, 2/15/35	2,113,987
			Federal National Mortgage Assoc.,
	3,600		Ser. 46, Class LW, 5.00%, 6/25/20	3,569,652
	3,780		Ser. 47, Class AK, 5.00%, 6/25/20	3,710,637
	5,474	[2]	Ser. 59, Class S, 6.004%, 10/25/22	755,375
	3,326		Ser. 68, Class PC, 5.50%, 7/25/35	3,331,127
	7,588	[2]	Ser. 73, Class DS, 5.772%, 8/25/35	6,637,626
			GSR Mortgage Loan Trust,
	5,110	[2]	Ser. 10, Class 2A1, 4.475%, 10/25/33	4,935,837
	5,014	[2]	Ser. 13, Class 1A1, 4.505%, 10/25/33	4,824,847
	7,788	[2]	Indymac, Inc., 4.931%, 10/25/18	7,778,774
	42,236	[2]	MASTR Adjustable Rate Mortgages Trust, 0.977%, 4/25/34	1,071,111
	1,971		MASTR Alternative Loan Trust, 6.00%, 1/25/19	371,497
	2,200		MASTR Alternative Loan Trust, 8.00%, 11/25/18	2,296,715
	8,980		MASTR Asset Securitization Trust, 5.25%, 10/25/14	8,810,590
	228,000	[2]	Residential Accredit Loans, Inc., 0.219%, 11/25/35	712,500
	194,249	[2]	Sequoia Mortgage Trust, 0.668%, 3/20/35	2,003,195
			Structured Adjustable Rate Mortgage Loan Trust,
	7,151	[2]	Ser. 18, Class 7AX, 5.50%, 9/25/35	1,195,517
	7,090		Ser. 20, Class 3AX, 5.50%, 10/25/35	1,187,559
	1,102		Washington Mutual, Zero Coupon, 11/25/35	798,594

			Total Collateralized Mortgage Obligatons	99,239,828

			Corporate Bonds—0.9%
			Financial Institutions—0.9%
	3,807	[2]	Structured Asset Receivable Trust, 1.649%, 1/21/10	3,812,871

			U.S. Government and Agency Securities—43.3%
			Overseas Private Investment Corp.,
	299		4.09%, 5/29/12	272,121
	835		4.30%, 5/29/12	778,257
	623		4.64%, 5/29/12	589,690
	352		4.68%, 5/29/12	325,033
	2,659		4.87%, 5/29/12	2,542,129
	3,323		5.40%, 5/29/12	3,313,583
	381		5.46%, 2/15/06	391,087
	674		5.79%, 5/29/12	689,947
	464		5.88%, 2/15/06	464,139
	1,280		5.94%, 5/29/12	1,313,455

BlackRock Income Trust Inc. (BKT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			U.S. Government and Agency Securities—(cont’d)
	$ 364		5.95%, 5/29/12	$371,349
	430		6.10%, 5/29/12	443,174
	520		6.81%, 12/16/06	542,687
	4,152		6.89%, 5/29/12	4,347,976
	1,396		6.91%, 5/29/12	1,449,747
	375		7.35%, 2/15/06	394,708
	13,000	[3]	Resolution Funding Corp., 4/15/30	4,063,800
			Small Business Administration,
	969		Ser. 20C-1, 7.15%, 3/01/17	1,012,576
	1,010		Ser. 20E-1, 7.60%, 5/01/16	1,061,607
	1,384		Ser. 20F-1, 7.55%, 6/01/16	1,455,374
	960		Ser. 20G-1, 7.70%, 7/01/16	1,012,749
	1,428		Ser. 20H-1, 7.25%, 8/01/16	1,491,936
	2,181		Ser. 20K-1, 6.95%, 11/01/16	2,270,428
	129,000	[3]	U.S. Treasury Bonds, Zero Coupon, 11/15/24	52,910,253
			U.S. Treasury Notes,
	40,000	[3]	1.50%, 3/31/06	39,812,400
	2,930	[3]	2.50%, 5/31/06	2,910,779
	915		3.625%, 1/15/10	885,976
	21,000	[3]	3.75%, 3/31/07	20,796,510
	19,400		4.00%, 8/31/07	19,239,368
	14,145	[3]	4.25%, 11/15/13-8/15/15	13,858,521

			Total U.S. Government and Agency Securities	181,011,359

			Total Long-Term Investments (cost $612,106,683)	592,150,514

			SHORT-TERM INVESTMENTS—1.9%
			U.S. Government and Agency Zero Coupon Securities—1.9%
	6,500	[8]	Federal Home Loan Bank Discount Notes, 4.341%, 2/01/06	6,500,000
	1,300	[8]	U.S. Treasury Bill, 4.087%, 2/09/06	1,299,652

			Total Short-Term Investments (cost $7,799,652)	7,799,652

			Total investments before borrowed bonds, investments sold short, TBA sale commitments and
			outstanding options written(cost $619,906,3359)	599,950,166

			BORROWED BONDS—17.9%
			U.S. Treasury Notes,
	13,883	[10]	4.25%, 2/09/06	13,882,625
	14,751	[10]	4.00%, 2/09/06	14,751,000
	12,120	[10]	4.125%, 2/09/06	12,120,000
			U.S. Treasury Bonds,
	14,853	[10]	5.375%, 2/15/06	14,853,338
	19,313	[10]	6.25%, 2/09/06	19,313,437

			Total Borrowed Bonds (cost $74,920,400)	74,920,400

			INVESTMENTS SOLD SHORT—(17.3)%
			U.S. Treasury Bonds
	(15,750)		6.25%, 8/15/23	(18,553,028)
	(12,930)		5.375%, 2/15/31	(14,239,162)
			U.S. Treasury Notes,
	(14,900)		4.00%, 2/15/15	(14,313,387)
	(12,000)		4.125%, 8/15/10	(11,816,280)
	(13,900)		4.25%, 11/15/14	(13,597,564)

			Total Investments Sold Short (proceeds $73,151,527)	(72,519,421)

			TBA SALE COMMITMENTS—(7.0)%
			Federal National Mortgage Assoc.,
	(16,000)		TBA, 5.00%, 2/13/36	(15,455,008)
	(14,000)		TBA, 5.50%, 2/13/36	(13,846,868)

			Total TBA Sale Commitments (proceeds $29,419,844)	(29,301,876)

BlackRock Income Trust Inc. (BKT) (continued)

	Notional
	Amount
Rating[1]	(000)	Description	Value

		OUTSTANDING OPTIONS WRITTEN—(0.6)%
		Interest Rate Swaps,
	(14,100)	Trust pays 3-month LIBOR, Trust receives 4.725%, expires 6/13/07, 1.00%, 6/13/07	$(652,125)
	(14,100)	Trust pays 4.725%, Trust receives 3-month LIBOR, expires 6/13/07, 4.725%, 6/17/07	(271,284)
	(5,700)	Trust pays 5.135%, Trust receives 3-month LIBOR, expires 4/21/08, 5.135%, 4/21/08	(220,134)
	(5,700)	Trust pays 3-month LIBOR%, Trust receives 5.135%, expires 4/21/08, 5.135%, 4/21/08	(219,393)
	(12,400)	Trust pays 3-month LIBOR, Trust receives 5.67%, expires 1/04/10, 1.00%, 1/04/10	(410,564)
	(12,400)	Trust pays 5.67%, Trust receives 3-month LIBOR, expires 1/04/10, 5.67%, 1/04/10	(786,656)

		Total Outstanding Options Written (premium received $2,868,470)	(2,560,156)

		Total investments net of borrowed bonds, investments sold short, TBA sale commitments and
		outstanding options written—136.4%	$ 570,489,113
		Liabilities in excess of other assets (including $161,174,850 in reverse repurchase agreements payable)—(36.4)%	(152,227,328)

		Net Assets—100%	$ 418,261,785

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s rating.
[2]	Rate shown is interest rate as of January 31, 2006.
[3]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements.
[4]	Security, or a portion thereof, pledged as collateral with a value of $10,609,432 on 247 short Eurodollar futures contracts expiring March 2006 to September 2007, 443 short U.S. Treasury Note futures contracts expiring March 2006 and 773 short U.S. Treasury Bond futures contracts expiring March 2006. The notional value of such contracts on January 31, 2006 was ($193,399,734), with an unrealized loss of $8,497.
[5]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of January 31, 2006, the Trust held 0.3% of its net assets, with a current market value of $1,147,525, in securities restricted as to resale.
[6]	Security is fair valued.
[7]	Rate shown is interest rate or effective yield as of January 31, 2006 of the underlying collateral.
[8]	Rate shown is the yield to maturity as of January 31, 2006.
[9]	Cost for Federal income tax purposes is $623,730,672. The net unrealized depreciation on a tax basis is $23,780,506, consisting of $13,763,739 gross unrealized appreciation and $37,544,245 gross unrealized depreciation.
[10]	The interest rate and maturity date shown represent the terms of the borrowed transaction, not the security borrowed.

KEY TO ABBREVIATIONS

TBA – To Be Announced

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      BlackRock Income Trust, Inc.

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 31, 2006

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006